Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities from Discontinued Operations	The assets and liabilities have been reflected as discontinued operations in the Condensed Consolidated Balance Sheets as of June 30, 2024 and December 31, 2023, and consist of the following:
	June 30,	December 31,
	2024	2023

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$22,191	$54,058
Restricted cash	-	1,573
Accounts receivable, net	96,537	-
Inventories		5,502,404
Advances to suppliers, net	6,477,049	14,888,691
Prepayment and other current assets, net	278,254	74,638
Total current assets	6,874,031	20,521,364
NON - CURRENT ASSETS:
Property and equipment, net	237,376	379,678
Intangible assets, net	-	-
Operating lease right-of-use assets	99,719	270,248
Deferred tax assets	3,289,820	2,578,256
Total non - current assets	3,626,915	3,228,182
TOTAL ASSETS	$10,500,946	$23,749,546

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$1,741,791	$1,902,320
Accrued expenses and other payables	2,624,596	1,057,005
Advances from customers	16,357,806	26,424,582
Due to related parties	4,543	187,129
Deferred government grant, current	38,229	37,610
Operating lease liabilities, current	8,819	79,736
Income tax payable	665,623	670,481
Total current liabilities	21,441,407	30,358,863
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current	-	73,596
Deferred government grant, non-current	36,708	59,527
Total non - current liabilities	36,708	133,123
TOTAL LIABILITIES	$21,478,115	$30,491,986

Schedule of Revenues and Income from Discontinued Operations	The results of operations for Nanjing Lucun, AGM Tianjing, AGM Beijing and Beijing Keen Sense for the six months ended June 30, 2024 and 2023 have been reflected as discontinued operations in the Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income and consist of the following:
	Six months ended	Six months ended
	June 30, 2024	June 30, 2023
Net revenues	$23,287,088	$4,851,551
Cost of revenues	(22,785,394)	(4,621,665)
Gross profit	501,694	229,886
Operating expenses	5,582,294	969,378
Other income/(expenses).net	48,541	16,562
Loss before income tax	$(5,032,059)	$(722,930)
Income tax expense	729,740	180,733
Loss from discontinued operation, net of income tax	$(4,302,319)	$(542,197)